Business acquisitions - Total consideration paid for MacKellar and the fair values of assets acquired and liabilities assumed at acquisition date (Details) - MacKellar $ in Thousands	Oct. 01, 2023 CAD ($)
Business Acquisition [Line Items]
Cash consideration	$ 65,572
Earn-out at estimated fair value	79,839
Deferred consideration at estimated fair value	27,014
Contingent payment at estimated fair value	7,243
Total consideration transferred	179,668
Equipment financing assumed	203,946
Total consideration transferred	383,614
Purchase price allocation to assets acquired and liabilities assumed:
Cash	13,901
Accounts receivable	65,033
Contract assets	713
Inventories	12,155
Prepaid expenses	2,187
Property, plant and equipment	394,394
Investments in affiliates and joint ventures	85
Intangible assets	690
Accounts payable	(45,829)
Accrued liabilities	(22,464)
Other long-term obligations	(16,934)
Deferred tax liabilities	(20,317)
Financing obligations	(173,430)
Finance leases	(30,516)
Total identifiable net assets at fair value	$ 179,668